Company financial information (Parent Corporation) - Balance Sheet (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and due from banks	$ 5,111	$ 4,178
Corporate-owned life insurance	5,647	5,552
Other assets	26,440	25,690
Total assets	472,300	416,064	$ 409,877
Other liabilities	8,757	9,124
Long-term debt	31,873	30,854
Total liabilities	427,492	374,300
Shareholders' equity	44,313	41,318
Total liabilities, temporary equity and permanent equity	472,300	416,064
Parent Company
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and due from banks	209	117
Investment in and advances to subsidiaries and associated companies:	74,555	74,027
Corporate-owned life insurance	816	809
Other assets	509	436
Total assets	76,089	75,389
Deferred compensation	379	369
Other liabilities	1,440	2,025
Long-term debt	29,342	29,827
Total liabilities	31,776	34,071
Shareholders' equity	44,313	41,318
Total liabilities, temporary equity and permanent equity	76,089	75,389
Parent Company | Bank Subsidiaries
Condensed Balance Sheet Statements, Captions [Line Items]
Investment in and advances to subsidiaries and associated companies:	35,400	34,315
Parent Company | Nonbank Subsidiaries
Condensed Balance Sheet Statements, Captions [Line Items]
Investment in and advances to subsidiaries and associated companies:	39,155	39,712
Parent Company | Affiliate
Condensed Balance Sheet Statements, Captions [Line Items]
Affiliate borrowings	$ 615	$ 1,850